Other Financial Data (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Other Financial Data [Abstract]
Pension plans	$ 564	$ 539
Deferred income taxes	572	823
Postretirement plans, excluding current portion	233	263
Other	628	688
Total	$ 1,997	$ 2,313